Investment in Affiliates	12 Months Ended
Dec. 31, 2010
Investment in Affiliates [Abstract]
Investment in Affiliates
(7) Investment in Affiliates
As of December 31, 2010, investments in affiliates represent (i) 40% (2009: 40%) equity interest in Shanghai Teamhead Automobile Surveyors Co. Ltd. (“Teamhead Automobile”) which is a PRC registered company that provides insurance surveyor & loss adjustors services and (ii) 18.16% (2009: 20.58%) equity interest in Sincere Fame International Limited (“Sincere Fame”) which is a BVI company that provides consumer credit brokerage services based in Guangzhou, PRC. Equity interest 20.58% in Sincere Fame was acquired at a cash consideration of RMB85,500 on October 31, 2009. In January 2010, Sincere Fame issued new ordinary shares to a new shareholder, as a result, the equity interest of the Group in Sincere Fame was diluted to 18.16% from 20.58%. In July 2010, Sincere Fame subsequently further issue new ordinary shares and the Group subscribed 18.16% of these newly issued shares at a cash consideration of RMB39, 511 to maintain its shareholding in Sincere Fame at 18.16%.
During the year, the Group recognized share of income of affiliates with regard to Teamhead Automobile and Sincere Fame totaling RMB12,904.
Investment as of December 31, 2009 and 2010 were as follows:

	As of December 31,
	2009	2010
	RMB	RMB
Teamhead Automobile	489	266
Sincere Fame	86,212	138,850

Total	86,701	139,116